Financial instruments (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of detailed information about financial instruments

	As at June 30
(US dollars in thousands)	2025	2024	2023
Financial assets at amortized cost
Trade and other receivables	70,154	9,644	5,676
Cash and cash equivalents	60	199	553
Restricted cash	191	292	608
Total	70,405	10,135	6,837

Financial liabilities at amortized cost
Loans and borrowings	29,189	29,086	32,388
Trade and other payables	28,651	24,345	9,586
Total	57,840	53,431	41,974

Schedule of detailed information about the maturity of financial liabilities

Contractual maturities of financial liabilities, including interest payments, are as follows:

Year Ended June 30, 2025		Less than			More than
(US dollars in thousands)	Total	1 year	1-3 years	3-5 years	5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	28,651	28,651	-	-	-
Borrowings	28,994	12,194	16,800	-	-
Lease liabilities	195	55	90	50	-
Total	57,840	40,900	16,890	50	-

Year Ended June 30, 2024		Less than			More than
(US dollars in thousands)	Total	1 year	1-3 years	3-5 years	5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	24,345	24,345	-	-	-
Borrowings	29,086	8,171	853	20,062	-
Lease liabilities	-	-	-	-	-
Total	53,431	32,516	853	20,062	-

Year Ended June 30, 2023		Less than			More than
(US dollars in thousands)	Total	1 year	1-3 years	3-5 years	5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	9,586	9,586	-	-	-
Borrowings	30,083	1,922	12,323	8,447	7,391
Lease liabilities	2,305	462	1,375	415	53
Total	41,974	11,970	13,698	8,862	7,444